UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23603
Alger ETF Trust
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger 35 ETF
ATFV / NYSEArca
This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day.This ETF will not. This may create additional risks for your investment. For example:
  You may have to pay more money to trade the ETF's shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
  The price you pay to buy ETF shares on an exchange may not match the value of the ETF's portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
  These additional risks may be even greater in bad or uncertain market conditions.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF confidential, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF's performance. If other traders are able to copy or predict the ETF's investment strategy, however, this may hurt the ETF's performance.
For additional information regarding the unique attributes and risks of this ETF, please refer to the Non-Transparent ETF Risks section of the ETF's prospectus.
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$31	0.55%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 23.53% return for the fiscal six-month period ended June 30, 2024, compared to the 15.29% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Spotify Technology SA; Amazon.com, Inc.; Natera, Inc.; and Microsoft Corporation were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Autolus Therapeutics; Snap, Inc.; and Joby Aviation, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter of 2023 grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	36.91%	2.14%
S&P 500 Index	24.56%	10.44%
Russell 3000 Growth Index	32.22%	11.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$19,498,948
Total number of portfolio holdings[1]	31
Portfolio turnover rate as of the end of the reporting period	152.51%
1	Excludes Money Market Funds.
Sector Allocation†
Communication Services	16.4%
Consumer Discretionary	14.0%
Energy	1.9%
Healthcare	9.0%
Industrials	4.9%
Information Technology	47.0%
Materials	2.0%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.8%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
In January 2024, George Ortega was added as a portfolio manager of the Fund.
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
The Fund utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC ("Precidian"). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

Alger Mid Cap 40 ETF
FRTY / NYSEArca
This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day.This ETF will not. This may create additional risks for your investment. For example:
  You may have to pay more money to trade the ETF's shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
  The price you pay to buy ETF shares on an exchange may not match the value of the ETF's portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
  These additional risks may be even greater in bad or uncertain market conditions.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF confidential, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF's performance. If other traders are able to copy or predict the ETF's investment strategy, however, this may hurt the ETF's performance.
For additional information regarding the unique attributes and risks of this ETF, please refer to the Non-Transparent ETF Risks section of the ETF's prospectus.
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$33	0.60%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 18.31% return for the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, Super Micro Computer, Inc.; Vertiv Holdings Co.; Natera, Inc.; Micron Technology, Inc.; and AppFolio Inc were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Exact Sciences Corporation; Cabaletta Bio, Inc.; Akero Therapeutics, Inc.; Snowflake, Inc.; and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth of 2023 quarter grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	26.30%	(4.75)%
Russell Midcap Growth Index	15.05%	2.53%
S&P 500 Index	24.56%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$37,002,601
Total number of portfolio holdings[1]	40
Portfolio turnover rate as of the end of the reporting period	91.35%
1	Excludes Money Market Funds.
Sector Allocation†
Communication Services	8.1%
Consumer Discretionary	10.4%
Consumer Staples	1.6%
Energy	2.5%
Financials	2.1%
Healthcare	12.2%
Industrials	23.8%
Information Technology	26.2%
Utilities	2.8%
Short-Term Investments and Other Net Assets	10.3%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
The Fund utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC ("Precidian"). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

Alger Weatherbie Enduring Growth ETF
AWEG / NYSEArca
This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day.This ETF will not. This may create additional risks for your investment. For example:
  You may have to pay more money to trade the ETF's shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
  The price you pay to buy ETF shares on an exchange may not match the value of the ETF's portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
  These additional risks may be even greater in bad or uncertain market conditions.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF confidential, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF's performance. If other traders are able to copy or predict the ETF's investment strategy, however, this may hurt the ETF's performance.
For additional information regarding the unique attributes and risks of this ETF, please refer to the Non-Transparent ETF Risks section of the ETF's prospectus.
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$34	0.65%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Enduring Growth ETF returned 6.80% during the fiscal six-month period ended June 30, 2024, compared to the 5.98% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Consumer Staples and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Information Technology sectors provided the largest contributions to relative performance. Regarding individual positions, TransDigm Group Incorporated; Glaukos Corp; Impinj, Inc.; StepStone Group, Inc.; and Vertex, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, Nevro Corp.; ACADIA Pharmaceuticals Inc.; Paylocity Holding Corp.; SiteOne Landscape Supply, Inc.; and Progyny, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Soft-landing Narrative	Positive	During the period, the soft-landing scenario—an economic slowdown without a recession—drove equity markets higher as U.S. GDP for the fourth quarter grew 3.4%, exceeding the initial 2.0% consensus, driven by robust consumer spending.
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Elevated Inflation	Negative	Inflation concerns resurfaced during the first quarter of 2024, with Consumer Price Index (CPI) and Personal Consumption Expenditure Price Index (PCE) readings coming in higher-than-expected.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following graph and chart compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods of the Fund since its inception. The graph assumes a $10,000 initial investment at Net Asset Value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of June 30, 2024)	1 Year	Since Inception (3/6/23)
Alger Weatherbie Enduring Growth ETF	12.89%	13.92%
Russell Midcap Growth Index	15.05%	15.92%
S&P 500 Index	24.56%	27.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$4,714,365
Total number of portfolio holdings[1]	25
Portfolio turnover rate as of the end of the reporting period	22.44%
1	Excludes Money Market Funds.
Sector Allocation†
Communication Services	1.4%
Consumer Discretionary	3.3%
Financials	4.8%
Healthcare	16.6%
Industrials	44.4%
Information Technology	16.3%
Real Estate	6.7%
Short-Term Investments and Other Net Assets	6.5%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On May 23, 2023, the Board of Trustees of the Fund (the “Board”) approved the transition of the Fund’s custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York. This change was implemented on March 18, 2024.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective April 30, 2024, Alger Management contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses of the Fund to 0.10% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
The Fund utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC ("Precidian"). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

Alger Concentrated Equity ETF
CNEQ / NYSEArca
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$14[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 11.65% return from its April 4, 2024, inception date to June 30, 2024, compared to the 10.63% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Apple Inc.; Microsoft Corporation; Taiwan Semiconductor Manufacturing Co., Ltd.; and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Mobileye Global, Inc.; Meta Platforms Inc; Advanced Micro Devices, Inc.; Visa Inc.; and Broadcom Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following chart reflects the Fund's average annual total returns at Net Asset Value at the end of the most recently completed semi-annual period since the Fund's inception.  It also reflects average annual total returns in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
Average Annual Total Returns (As of June 30, 2024)	Since Inception (4/4/24)
Alger Concentrated Equity ETF	11.65%
Russell 1000 Growth Index	10.63%
S&P 500 Index	6.43%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The table does  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$5,235,743
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	17.31%
1	Excludes Money Market Funds.
Sector Allocation†
Communication Services	13.0%
Consumer Discretionary	11.1%
Energy	1.0%
Financials	4.1%
Healthcare	8.0%
Industrials	9.1%
Information Technology	49.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.1%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board of the Fund.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger AI Enablers & Adopters ETF
ALAI / NYSEArca
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$14[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 11.76% return from its April 4, 2024, inception date to June 30, 2024, compared to the 6.43% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; Apple Inc.; Microsoft Corporation; Alphabet Inc.; and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Real Estate and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Meta Platforms Inc; DraftKings, Inc.; Mobileye Global, Inc.; International Business Machines Corporation; and Salesforce, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
AI Enthusiasm	Positive	Continued anticipation about artificial intelligence drove strong gains for related companies, supported by robust operating results and upward earnings revisions.
Revised Federal Reserve Rate Cut Expectations	Negative	Elevated inflation readings during the first quarter of 2024 led to the Federal Reserve postponing an anticipated March rate cut. The revision of the market’s rate cut expectations, initially from a projected six cuts at the beginning of the period down to just one for the year, led to some market volatility in April.
Fund Performance
The following chart reflects the Fund's average annual total returns at Net Asset Value at the end of the most recently completed semi-annual period since the Fund's inception.  It also reflects average annual total returns in an appropriate, broad-based securities market index for the same period.
Average Annual Total Returns (As of June 30, 2024)	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	11.76%
S&P 500 Index	6.43%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The table does  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the reporting date.
Fund net assets	$7,166,844
Total number of portfolio holdings[1]	46
Portfolio turnover rate as of the end of the reporting period	28.28%
1	Excludes Money Market Funds.
Sector Allocation†
Communication Services	15.9%
Consumer Discretionary	13.5%
Consumer Staples	0.5%
Financials	3.6%
Healthcare	4.3%
Industrials	2.1%
Information Technology	52.3%
Real Estate	1.9%
Utilities	2.8%
Short-Term Investments and Other Net Assets	3.1%
100.0%
†	Based on net assets of the Fund.
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board of the Fund.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. INVESTMENTS.

(a)   A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)   Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN_END MANAGEMENT INVESTMENT COMPANIES.

THE ALGER ETF TRUST
Alger 35 ETF
Alger Mid Cap 40 ETF
Alger Weatherbie Enduring Growth ETF
Alger Concentrated Equity ETF
Alger AI Enablers & Adopters ETF
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2024 (UNAUDITED)

Table of Contents

THE ALGER ETF TRUST

Each of Alger 35 ETF, Alger Mid Cap 40 ETF and Alger Weatherbie Enduring Growth ETF utilizes the ActiveShares® methodology licensed from Precidian Investments, LLC ("Precidian"). Precidian's products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	2,434	$ 432,084
APPLICATION SOFTWARE—3.4%
AppFolio, Inc., Cl. A*	1,112	271,962
AppLovin Corp., Cl. A*	4,654	387,306

		659,268
BIOTECHNOLOGY—3.1%
Natera, Inc.*	5,502	595,812
BROADLINE RETAIL—10.6%
Amazon.com, Inc.*	8,764	1,693,643
MercadoLibre, Inc.*	227	373,052

		2,066,695
COAL & CONSUMABLE FUELS—1.9%
Cameco Corp.	7,674	377,561
ELECTRIC UTILITIES—2.0%
Constellation Energy Corp.	1,976	395,733
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Vertiv Holdings Co., Cl. A	2,854	247,071
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
908 Devices, Inc.*	58,342	300,461
FOOTWEAR—2.0%
Deckers Outdoor Corp.*	203	196,494
On Holding AG, Cl. A*	5,042	195,629

		392,123
HEALTHCARE EQUIPMENT—2.5%
Intuitive Surgical, Inc.*	1,083	481,772
HOTELS RESORTS & CRUISE LINES—1.4%
Trip.com Group Ltd. ADR*	5,998	281,906
INTERACTIVE MEDIA & SERVICES—8.9%
Alphabet, Inc., Cl. A	2,285	416,213
Meta Platforms, Inc., Cl. A	1,839	927,261
Pinterest, Inc., Cl. A*	8,835	389,358

		1,732,832
MOVIES & ENTERTAINMENT—7.5%
Netflix, Inc.*	1,418	956,980
Spotify Technology SA*	1,603	503,005

		1,459,985
PASSENGER GROUND TRANSPORTATION—1.4%
Uber Technologies, Inc.*	3,832	278,510
PHARMACEUTICALS—3.5%
Eli Lilly & Co.	748	677,224
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.8%
ASML Holding NV	538	$ 550,229
SEMICONDUCTORS—20.0%
Astera Labs, Inc.*	4,044	244,703
Broadcom, Inc.	221	354,822
Micron Technology, Inc.	3,745	492,580
NVIDIA Corp.	17,956	2,218,284
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,393	589,737

		3,900,126
SPECIALTY CHEMICALS—2.0%
Ecolab, Inc.	1,622	386,036
SYSTEMS SOFTWARE—10.7%
Crowdstrike Holdings, Inc., Cl. A*	894	342,572
Microsoft Corp.	3,908	1,746,680

		2,089,252
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.	7,885	1,660,739
TOTAL COMMON STOCKS (Cost $14,413,687)		18,965,419
SHORT-TERM SECURITIES—2.8%
MONEY MARKET FUNDS—2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	540,804	540,804
(Cost $540,804)		540,804

Total Investments (Cost $14,954,491)	100.0%	$19,506,223
Unaffiliated Securities (Cost $14,954,491)		19,506,223
Liabilities in Excess of Other Assets	(0.0)%	(7,275)
NET ASSETS	100.0%	$19,498,948

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.7%
AEROSPACE & DEFENSE—7.7%
HEICO Corp., Cl. A	9,818	$ 1,742,891
TransDigm Group, Inc.	883	1,128,130

		2,871,021
APPAREL RETAIL—2.3%
Burlington Stores, Inc.*	3,550	852,000
APPLICATION SOFTWARE—15.6%
AppFolio, Inc., Cl. A*	3,957	967,763
AppLovin Corp., Cl. A*	11,911	991,233
Datadog, Inc., Cl. A*	4,875	632,239
HubSpot, Inc.*	513	302,562
Manhattan Associates, Inc.*	5,389	1,329,359
nCino, Inc.*	13,510	424,890
Palantir Technologies, Inc., Cl. A*	18,788	475,900
PTC, Inc.*	3,516	638,752

		5,762,698
BIOTECHNOLOGY—8.9%
Natera, Inc.*	14,819	1,604,749
Sarepta Therapeutics, Inc.*	4,968	784,944
Vaxcyte, Inc.*	11,902	898,720

		3,288,413
BROADLINE RETAIL—1.5%
MercadoLibre, Inc.*	332	545,609
BUILDING PRODUCTS—0.9%
The AZEK Co., Inc., Cl. A*	8,043	338,851
CARGO GROUND TRANSPORTATION—1.5%
Saia, Inc.*	1,162	551,125
CASINOS & GAMING—2.7%
DraftKings, Inc., Cl. A*	26,000	992,420
CONSTRUCTION & ENGINEERING—1.8%
Comfort Systems USA, Inc.	2,248	683,662
DIVERSIFIED FINANCIAL SERVICES—2.1%
Apollo Global Management, Inc.	6,455	762,142
ELECTRIC UTILITIES—2.8%
Constellation Energy Corp.	5,153	1,031,991
ELECTRICAL COMPONENTS & EQUIPMENT—6.6%
Regal Rexnord Corp.	2,591	350,355
Vertiv Holdings Co., Cl. A	24,017	2,079,152

		2,429,507
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Veralto Corp.	6,174	589,432
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.7% (CONT.)
FOOTWEAR—1.3%
On Holding AG, Cl. A*	12,462	$ 483,526
HEALTHCARE EQUIPMENT—1.8%
Insulet Corp.*	3,266	659,079
HEAVY ELECTRICAL EQUIPMENT—1.2%
GE Vernova, Inc.*	2,676	458,961
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.4%
Gates Industrial Corp. PLC*	56,959	900,522
INTERACTIVE HOME ENTERTAINMENT—1.1%
Roblox Corp., Cl. A*	11,013	409,794
LIFE SCIENCES TOOLS & SERVICES—1.5%
Bio-Techne Corp.	7,802	559,013
MOVIES & ENTERTAINMENT—7.0%
Liberty Media Corp. Series C Liberty Formula One *	22,227	1,596,788
Spotify Technology SA*	3,208	1,006,638

		2,603,426
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	4,638	928,481
PERSONAL CARE PRODUCTS—1.6%
e.l.f. Beauty, Inc.*	2,810	592,123
RESTAURANTS—2.6%
Shake Shack, Inc., Cl. A*	10,866	977,940
SEMICONDUCTORS—4.8%
Micron Technology, Inc.	8,602	1,131,421
Monolithic Power Systems, Inc.	771	633,515

		1,764,936
SYSTEMS SOFTWARE—2.3%
Crowdstrike Holdings, Inc., Cl. A*	2,185	837,270
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Dell Technologies, Inc., Cl. C	2,507	345,740
Pure Storage, Inc., Cl. A*	15,190	975,350

		1,321,090
TOTAL COMMON STOCKS (Cost $25,687,497)		33,195,032
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—10.3%
MONEY MARKET FUNDS—10.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	3,801,547	$ 3,801,547
(Cost $3,801,547)		3,801,547

Total Investments (Cost $29,489,044)	100.0%	$36,996,579
Unaffiliated Securities (Cost $29,489,044)		36,996,579
Other Assets in Excess of Liabilities	0.0%	6,022
NET ASSETS	100.0%	$37,002,601

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
ADVERTISING—1.4%
The Trade Desk, Inc., Cl. A*	684	$ 66,806
AEROSPACE & DEFENSE—16.6%
HEICO Corp.	921	205,945
Loar Holdings, Inc.*	496	26,491
TransDigm Group, Inc.	432	551,928

		784,364
APPLICATION SOFTWARE—15.3%
Agilysys, Inc.*	981	102,161
HubSpot, Inc.*	269	158,654
nCino, Inc.*	3,540	111,333
SPS Commerce, Inc.*	838	157,678
Vertex, Inc., Cl. A*	5,248	189,190

		719,016
ASSET MANAGEMENT & CUSTODY BANKS—4.8%
StepStone Group, Inc., Cl. A	4,971	228,119
BIOTECHNOLOGY—3.1%
ACADIA Pharmaceuticals, Inc.*	8,876	144,235
BROADLINE RETAIL—3.3%
Ollie's Bargain Outlet Holdings, Inc.*	1,598	156,876
CARGO GROUND TRANSPORTATION—6.1%
RXO, Inc.*	5,163	135,012
XPO, Inc.*	1,440	152,856

		287,868
ENVIRONMENTAL & FACILITIES SERVICES—15.8%
Casella Waste Systems, Inc., Cl. A*	3,596	356,795
Montrose Environmental Group, Inc.*	3,544	157,921
Waste Connections, Inc.	1,307	229,195

		743,911
HEALTHCARE EQUIPMENT—9.0%
Glaukos Corp.*	2,521	298,360
Tandem Diabetes Care, Inc.*	3,186	128,364

		426,724
HEALTHCARE SUPPLIES—1.7%
Neogen Corp.*	5,142	80,370
HUMAN RESOURCE & EMPLOYMENT SERVICES—3.4%
Paylocity Holding Corp.*	1,233	162,571
MANAGED HEALTHCARE—2.8%
Progyny, Inc.*	4,583	131,120
REAL ESTATE SERVICES—6.7%
FirstService Corp.	2,062	314,187
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.5% (CONT.)
SEMICONDUCTORS—1.1%
Impinj, Inc.*	320	$ 50,166
TRADING COMPANIES & DISTRIBUTORS—2.4%
SiteOne Landscape Supply, Inc.*	926	112,426
TOTAL COMMON STOCKS (Cost $3,435,988)		4,408,759
SHORT-TERM SECURITIES—7.3%
MONEY MARKET FUNDS—7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	341,615	341,615
(Cost $341,615)		341,615

Total Investments (Cost $3,777,603)	100.8%	$4,750,374
Unaffiliated Securities (Cost $3,777,603)		4,750,374
Liabilities in Excess of Other Assets	(0.8)%	(36,009)
NET ASSETS	100.0%	$4,714,365

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
AEROSPACE & DEFENSE—3.4%
HEICO Corp., Cl. A	1,010	$ 179,295
APPLICATION SOFTWARE—5.3%
AppLovin Corp., Cl. A*	1,635	136,065
Cadence Design Systems, Inc.*	321	98,788
HubSpot, Inc.*	70	41,285

		276,138
AUTOMOBILE MANUFACTURERS—1.0%
Ferrari NV	127	51,863
BIOTECHNOLOGY—1.7%
Natera, Inc.*	837	90,639
BROADLINE RETAIL—10.1%
Amazon.com, Inc.*	2,383	460,515
MercadoLibre, Inc.*	42	69,023

		529,538
COAL & CONSUMABLE FUELS—1.0%
Cameco Corp.	1,052	51,758
CONSTRUCTION & ENGINEERING—1.5%
Quanta Services, Inc.	306	77,752
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	368	73,699
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Vertiv Holdings Co., Cl. A	986	85,358
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	3,459	134,659
FINANCIAL EXCHANGES & DATA—2.0%
S&P Global, Inc.	237	105,702
HEALTHCARE EQUIPMENT—2.0%
Intuitive Surgical, Inc.*	237	105,429
INTERACTIVE MEDIA & SERVICES—9.3%
Alphabet, Inc., Cl. C	669	122,708
Meta Platforms, Inc., Cl. A	599	302,028
Pinterest, Inc., Cl. A*	1,460	64,342

		489,078
LIFE SCIENCES TOOLS & SERVICES—2.1%
Danaher Corp.	432	107,935
MOVIES & ENTERTAINMENT—3.7%
Liberty Media Corp. Series C Liberty Formula One *	1,324	95,116
Netflix, Inc.*	146	98,533

		193,649
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
PHARMACEUTICALS—2.2%
Eli Lilly & Co.	124	$ 112,267
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.5%
ASML Holding NV	79	80,796
SEMICONDUCTORS—20.8%
Broadcom, Inc.	54	86,698
Micron Technology, Inc.	951	125,085
NVIDIA Corp.	5,585	689,971
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,069	185,803

		1,087,557
SYSTEMS SOFTWARE—14.3%
Microsoft Corp.	1,680	750,876
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	1,811	381,433
TRANSACTION & PAYMENT PROCESSING SERVICES—2.1%
Visa, Inc., Cl. A	416	109,187
TOTAL COMMON STOCKS (Cost $4,553,207)		5,074,608
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	114,716	114,716
(Cost $114,716)		114,716

Total Investments (Cost $4,667,923)	99.1%	$5,189,324
Unaffiliated Securities (Cost $4,667,923)		5,189,324
Other Assets in Excess of Liabilities	0.9%	46,419
NET ASSETS	100.0%	$5,235,743

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.9%
ADVERTISING—0.9%
The Trade Desk, Inc., Cl. A*	655	$ 63,974
APPLICATION SOFTWARE—7.0%
Adobe, Inc.*	228	126,663
AppLovin Corp., Cl. A*	3,232	268,967
Cadence Design Systems, Inc.*	227	69,859
HubSpot, Inc.*	64	37,747

		503,236
AUTOMOBILE MANUFACTURERS—0.4%
Tesla, Inc.*	136	26,912
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Mobileye Global, Inc., Cl. A*	185	5,196
BIOTECHNOLOGY—1.8%
Natera, Inc.*	1,197	129,623
BROADLINE RETAIL—11.7%
Amazon.com, Inc.*	3,784	731,258
MercadoLibre, Inc.*	64	105,178

		836,436
CASINOS & GAMING—0.9%
DraftKings, Inc., Cl. A*	1,785	68,133
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	343	28,911
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	86	21,852
CONSUMER STAPLES MERCHANDISE RETAIL—0.5%
Walmart, Inc.	562	38,053
DATA CENTER—0.9%
Digital Realty Trust, Inc.	405	61,580
DIVERSIFIED BANKS—1.2%
Citigroup, Inc.	974	61,810
JPMorgan Chase & Co.	112	22,653

		84,463
ELECTRIC UTILITIES—2.8%
Constellation Energy Corp.	515	103,139
NextEra Energy, Inc.	491	34,768
NRG Energy, Inc.	798	62,132

		200,039
ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
Vertiv Holdings Co., Cl. A	1,184	102,499
FINANCIAL EXCHANGES & DATA—2.4%
S&P Global, Inc.	387	172,602
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.9% (CONT.)
HEALTHCARE EQUIPMENT—1.9%
Edwards Lifesciences Corp.*	235	$ 21,707
GE HealthCare Technologies, Inc.	213	16,597
Intuitive Surgical, Inc.*	213	94,753

		133,057
INTERACTIVE MEDIA & SERVICES—11.8%
Alphabet, Inc., Cl. C	1,336	245,049
Meta Platforms, Inc., Cl. A	906	456,824
Pinterest, Inc., Cl. A*	3,288	144,902

		846,775
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Shopify, Inc., Cl. A*	494	32,629
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	89	45,324
MOVIES & ENTERTAINMENT—3.2%
Netflix, Inc.*	271	182,893
Spotify Technology SA*	157	49,265

		232,158
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	371	26,964
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
Applied Materials, Inc.	101	23,835
ASML Holding NV	70	71,591

		95,426
SEMICONDUCTORS—20.8%
Advanced Micro Devices, Inc.*	469	76,076
Broadcom, Inc.	182	292,206
Marvell Technology, Inc.	1,259	88,004
Micron Technology, Inc.	686	90,230
NVIDIA Corp.	6,452	797,080
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	850	147,739

		1,491,335
SYSTEMS SOFTWARE—14.9%
Microsoft Corp.	2,199	982,843
ServiceNow, Inc.*	105	82,600

		1,065,443
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8%
Apple, Inc.	2,495	525,497
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments June 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.9% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8% (CONT.)
Dell Technologies, Inc., Cl. C	238	$ 32,822

		558,319
TOTAL COMMON STOCKS (Cost $6,337,301)		6,870,939
REAL ESTATE INVESTMENT TRUST—1.0%
DATA CENTER—1.0%
Equinix, Inc.	98	74,147
(Cost $75,597)		74,147
SHORT-TERM SECURITIES—4.4%
MONEY MARKET FUNDS—4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.18%(a)	317,825	317,825
(Cost $317,825)		317,825

Total Investments (Cost $6,730,723)	101.3%	$7,262,911
Unaffiliated Securities (Cost $6,730,723)		7,262,911
Liabilities in Excess of Other Assets	(1.3)%	(96,067)
NET ASSETS	100.0%	$7,166,844

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$19,506,223	$36,996,579
Cash and cash equivalents	27	—
Receivable for investment securities sold	—	—
Dividends and interest receivable	4,475	18,591
Receivable from Investment Manager	8,632	8,899
Prepaid expenses	37,532	38,955
Total Assets	19,556,889	37,063,024
LIABILITIES:
Accrued fund accounting fees	22,718	31,637
Accrued professional fees	17,483	3,394
Accrued transfer agent fees	10,251	10,045
Accrued investment advisory fees	7,179	14,662
Accrued trustee fees	310	627
Bank overdraft	—	58
Accrued printing fees	—	—
Accrued custodian fees	—	—
Accrued other expenses	—	—
Total Liabilities	57,941	60,423
NET ASSETS	$19,498,948	$37,002,601
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	17,813,440	47,345,539
Distributable earnings	1,685,508	(10,342,938)
NET ASSETS	$19,498,948	$37,002,601
* Identified cost	$14,954,491 (a)	$29,489,044 (b)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	$912,500	$2,300,000
NET ASSET VALUE PER SHARE:	$21.37	$16.09

(a)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$15,047,634, amounted to $4,458,589, which consisted of aggregate gross unrealized appreciation of $4,663,971, and aggregate gross unrealized depreciation of $205,382.

(b)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$29,489,044, amounted to $7,507,535, which consisted of aggregate gross unrealized appreciation of $7,905,112, and aggregate gross unrealized depreciation of $397,577.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$4,750,374	$5,189,324
Cash and cash equivalents	—	—
Receivable for investment securities sold	—	61,651
Dividends and interest receivable	1,768	1,055
Receivable from Investment Manager	9,418	11,469
Prepaid expenses	15,139	7,404
Total Assets	4,776,699	5,270,903
LIABILITIES:
Accrued fund accounting fees	22,443	17,318
Accrued professional fees	25,215	8,979
Accrued transfer agent fees	10,871	251
Accrued investment advisory fees	2,103	1,912
Accrued trustee fees	319	616
Bank overdraft	51	—
Accrued printing fees	763	4,162
Accrued custodian fees	—	1,273
Accrued other expenses	569	649
Total Liabilities	62,334	35,160
NET ASSETS	$4,714,365	$5,235,743
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	3,821,625	4,736,289
Distributable earnings	892,740	499,454
NET ASSETS	$4,714,365	$5,235,743
* Identified cost	$3,777,603 (c)	$4,667,923 (d)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	$200,000	$237,500
NET ASSET VALUE PER SHARE:	$23.57	$22.05

(c)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$3,777,641, amounted to $972,733, which consisted of aggregate gross unrealized appreciation of $1,134,434, and aggregate gross unrealized depreciation of $161,701.

(d)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$4,667,923, amounted to $521,401, which consisted of aggregate gross unrealized appreciation of $535,328, and aggregate gross unrealized depreciation of $13,927.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$7,262,911
Receivable for investment securities sold	135,414
Dividends and interest receivable	1,285
Receivable from Investment Manager	11,446
Prepaid expenses	7,404
Total Assets	7,418,460
LIABILITIES:
Accrued fund accounting fees	17,321
Accrued professional fees	8,980
Accrued transfer agent fees	251
Accrued investment advisory fees	2,041
Accrued trustee fees	616
Accrued printing fees	3,971
Accrued custodian fees	1,274
Accrued other expenses	648
Payable for investment securities purchased	216,514
Total Liabilities	251,616
NET ASSETS	$7,166,844
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	6,657,455
Distributable earnings	509,389
NET ASSETS	$7,166,844
* Identified cost	$6,730,723 (e)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities June 30, 2024 (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:	$325,000
NET ASSET VALUE PER SHARE:	$22.05

(e)
At June 30, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$6,730,723, amounted to $532,188, which consisted of aggregate gross unrealized appreciation of $545,482, and aggregate gross unrealized depreciation of $13,294.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2024 (Unaudited)

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$23,851	$25,110
Interest	8,947	71,723
Total Income	32,798	96,833
EXPENSES:
Investment management fees — Note 3	37,504	81,945
Fund accounting fees	33,321	33,491
Professional fees	13,716	13,624
Licensing fees	10,446	13,609
Transfer agent fees — Note 3	7,618	7,618
Custodian fees	3,513	2,980
Printing fees	1,590	5,587
Trustee fees — Note 3	206	653
Registration fees	2	—
Other expenses	2,195	6,614
Total Expenses	110,111	166,121
Less, expense reimbursements/waivers — Note 3	(64,347)	(67,942)
Net Expenses	45,764	98,179
NET INVESTMENT (LOSS)	(12,966)	(1,346)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	583,327	2,632,635
Net realized gain on redemptions in-kind	616,909	—
Total net realized gain	1,200,236	2,632,635
Net change in unrealized appreciation on unaffiliated investments	2,220,693	2,533,824
Total change in unrealized appreciation	2,220,693	2,533,824
Net realized and unrealized gain on investments and foreign currency	3,420,929	5,166,459
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,407,963	$5,165,113
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2024 (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF From April 4, 2024 (commencement of operations) to June 30, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$4,480	$4,127
Interest	6,464	767
Total Income	10,944	4,894
EXPENSES:
Investment management fees — Note 3	12,544	4,597
Fund accounting fees	31,426	17,318
Professional fees	14,176	9,667
Licensing fees	7,613	—
Transfer agent fees — Note 3	7,618	257
Custodian fees	2,414	1,273
Printing fees	1,230	4,511
Trustee fees — Note 3	202	645
Registration fees	8	—
Other expenses	1,453	789
Total Expenses	78,684	39,057
Less, expense reimbursements/waivers — Note 3	(63,883)	(33,439)
Net Expenses	14,801	5,618
NET INVESTMENT (LOSS)	(3,857)	(724)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	34,179	(21,223)
Total net realized gain	34,179	(21,223)
Net change in unrealized appreciation on unaffiliated investments	270,696	521,401
Total change in unrealized appreciation	270,696	521,401
Net realized and unrealized gain on investments and foreign currency	304,875	500,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$301,018	$499,454
* Foreign withholding taxes	$149	$89
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the six months ended June 30, 2024 (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF From April 4, 2024 (commencement of operations) to June 30, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$5,898
Interest	1,230
Total Income	7,128
EXPENSES:
Investment management fees — Note 3	4,720
Fund accounting fees	17,321
Professional fees	9,667
Transfer agent fees — Note 3	257
Custodian fees	1,274
Printing fees	4,511
Trustee fees — Note 3	645
Other expenses	789
Total Expenses	39,184
Less, expense reimbursements/waivers — Note 3	(33,417)
Net Expenses	5,767
NET INVESTMENT INCOME	1,361
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(24,160)
Total net realized gain	(24,160)
Net change in unrealized appreciation on unaffiliated investments	532,188
Total change in unrealized appreciation	532,188
Net realized and unrealized gain on investments and foreign currency	508,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$509,389
* Foreign withholding taxes	$14
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited)

	Alger 35 ETF
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(12,966)	$(10,697)
Net realized gain (loss)	1,200,236	(283,338)
Net change in unrealized appreciation	2,220,693	3,189,582
Net increase in net assets resulting from operations	3,407,963	2,895,547
Dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(1,125)
Net increase from shares of beneficial interest transactions — Note 6	3,113,841	1,099,250
Total increase	6,521,804	3,993,672
Net Assets:
Beginning of period	12,977,144	8,983,472
END OF PERIOD	$19,498,948	$12,977,144
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap 40 ETF
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Net investment income (loss)	$(1,346)	$17,935
Net realized gain (loss)	2,632,635	(1,123,275)
Net change in unrealized appreciation	2,533,824	5,367,202
Net increase in net assets resulting from operations	5,165,113	4,261,862
Dividends and distributions to shareholders:
Net increase (decrease) from shares of beneficial interest transactions — Note 6	3,785,470	(4,848,000)
Total increase (decrease)	8,950,583	(586,138)
Net Assets:
Beginning of period	28,052,018	28,638,156
END OF PERIOD	$37,002,601	$28,052,018
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Weatherbie Enduring Growth ETF
	For the Six Months Ended June 30, 2024	From March 6, 2023 (commencement of operations) to December 31, 2023
Net investment income (loss)	$(3,857)	$11,079
Net realized gain (loss)	34,179	(110,732)
Net change in unrealized appreciation	270,696	702,075
Net increase in net assets resulting from operations	301,018	602,422
Dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(10,700)
Net increase from shares of beneficial interest transactions — Note 6	—	3,821,625
Total increase	301,018	4,413,347
Net Assets:
Beginning of period	4,413,347	—
END OF PERIOD	$4,714,365	$4,413,347
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Concentrated Equity ETF
From April 4, 2024 (commencement of operations) to June 30, 2024
Net investment (loss)	$(724)
Net realized (loss)	(21,223)
Net change in unrealized appreciation	521,401
Net increase in net assets resulting from operations	499,454
Dividends and distributions to shareholders:
Net increase from shares of beneficial interest transactions — Note 6	4,736,289
Total increase	5,235,743
Net Assets:
Beginning of period	—
END OF PERIOD	$5,235,743
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF
From April 4, 2024 (commencement of operations) to June 30, 2024
Net investment income	$1,361
Net realized (loss)	(24,160)
Net change in unrealized appreciation	532,188
Net increase in net assets resulting from operations	509,389
Dividends and distributions to shareholders:
Net increase from shares of beneficial interest transactions — Note 6	6,657,455
Total increase	7,166,844
Net Assets:
Beginning of period	—
END OF PERIOD	$7,166,844
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 ETF
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	From 5/3/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$17.30	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	4.09	4.24	(7.33)	0.44
Total from investment operations	4.07	4.23	(7.32)	0.40
Dividends from net investment income	—	— (c)	(0.01)	—
Net asset value, end of period	$21.37	$17.30	$13.07	$20.40
Total return	23.53%	32.38%	(35.90) %	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$19,499	$12,977	$8,983	$13,517
Ratio of gross expenses to average net assets	1.33%	1.60%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(0.78) %	(1.05) %	(1.28) %	(1.30) %
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.16) %	(0.10) %	0.08%	(0.28) %
Portfolio turnover rate(d)	152.51%	414.20%	187.01%	99.20%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap 40 ETF
	Six Months Ended 6/30/2024(a)	Year Ended 12/31/2023	Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$13.60	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	— (c)	0.01	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	2.49	1.90	(8.30)	1.15
Total from investment operations	2.49	1.91	(8.31)	1.07
Distributions from net realized gains	—	—	—	(1.07)
Net asset value, end of period	$16.09	$13.60	$11.69	$20.00
Total return	18.31%	16.34%	(41.55) %	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$37,003	$28,052	$28,638	$38,750
Ratio of gross expenses to average net assets	1.02%	1.15%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.42) %	(0.53) %	(0.59) %	(0.63) %
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.01) %	0.06%	(0.09) %	(0.43) %
Portfolio turnover rate(d)	91.35%	206.82%	256.37%	417.06%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Enduring Growth ETF
	Six Months Ended 6/30/2024(a)	From 3/6/2023 (commencement of operations) to 12/31/2023(a)
Net asset value, beginning of period	$22.07	$19.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.06
Net realized and unrealized gain on investments	1.53	2.16
Total from investment operations	1.50	2.22
Dividends from net investment income	—	(0.05)
Net asset value, end of period	$23.57	$22.07
Total return	6.80%	11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,714	$4,413
Ratio of gross expenses to average net assets	3.49%	4.48%
Ratio of expense reimbursements to average net assets	(2.84) %	(3.83) %
Ratio of net expenses to average net assets	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.16) %	0.36%
Portfolio turnover rate(c)	22.44%	35.65%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity ETF
From 4/4/2024 (commencement of operations) to 6/30/2024(a)
Net asset value, beginning of period	$19.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	— (c)
Net realized and unrealized gain on investments	2.30
Total from investment operations	2.30
Net asset value, end of period	$22.05
Total return	11.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,236
Ratio of gross expenses to average net assets	3.82%
Ratio of expense reimbursements to average net assets	(3.27) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment loss to average net assets	(0.05) %
Portfolio turnover rate(d)	17.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters ETF
From 4/4/2024 (commencement of operations) to 6/30/2024(a)
Net asset value, beginning of period	$19.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments	2.31
Total from investment operations	2.32
Net asset value, end of period	$22.05
Total return	11.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,167
Ratio of gross expenses to average net assets	3.74%
Ratio of expense reimbursements to average net assets	(3.19) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment income to average net assets	0.13%
Portfolio turnover rate(c)	28.28%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of  1940, as amended (the “1940 Act”), and organized as a business trust under the laws of  the Commonwealth of  Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF is a separate diversified series of the Trust, and the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF, the Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of  the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of  each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF commenced operations on April 4, 2024.
On May 23, 2023, the Board of  Trustees of the Trust (the “Board”) approved the transition of the custodian, administrator, and transfer agent from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian") for the Alger 35 ETF, the Alger Mid Cap 40 ETF, and the Alger Weatherbie Enduring Growth ETF. This change became effective on March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. The Funds cannot invest in Level 2 and Level 3 securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Lending of  Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets including borrowings, as defined in its prospectus. The Funds can earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of June 30, 2024.
(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and redemption in kind adjustments. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present eachFund’s capital accounts on a tax basis.
(f) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2020-2023. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

therein. This unaudited Semi-Annual Report reflects all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Management Fees and Other Transactions with Affiliates:

(a) Investment Management Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Management Agreement with Alger Management, are payable monthly and computed based on the following annual rates based on a percentage of average daily net assets:

Actual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50
Alger Weatherbie Enduring Growth ETF	0.55
Alger Concentrated Equity ETF	0.45
Alger AI Enablers & Adopters ETF	0.45
Alger Weatherbie Enduring Growth ETF's sub-adviser, Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of Alger Management, is paid a fee, out of the investment management fee that Alger Management receives at no additional cost to the Fund, which is equal to 70% of the net investment advisory fee paid by the Fund to Alger Management. For the six months ended June 30, 2024, Alger Management paid no subadvisory fee to Weatherbie, as investment management fees were lower than the total amount of reimbursement owed to Alger Weatherbie Enduring Growth ETF.
Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

expenses, to the extent applicable) through December 31, 2025, to the extent necessary to limit other expenses based on average daily net assets, as listed in the table below.

	OTHER EXPENSES WAIVER / REIMBURSMENT	FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED June 30, 2024

Alger 35 ETF	0.10%	$64,347
Alger Mid Cap 40 ETF	0.10%	67,942
Alger Weatherbie Enduring Growth ETF	0.10%	63,883
Alger Concentrated Equity ETF(a)	0.10%	33,439
Alger AI Enablers & Adopters ETF(a)	0.10%	33,417

(a)	Commenced operations on April 4, 2024.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended June 30, 2024, there were no recoupments made by the Funds to Alger Management.
(b) Brokerage Commissions: During the six months ended June 30, 2024, Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF paid Fred Alger & Company, LLC, the Trust's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $7,135, $3,654, $58 and $99, respectively, in connection with securities transactions.
(c) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of the six months ended June 30, 2024.
For the six months ended June 30, 2024, the Funds did not incur interfund loan expense.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2024 there were no interfund trades.
(e) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Focus Fund and The Alger Institutional Funds, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At June 30, 2024, Alger Management and its affiliated entities owned 157,494, 152,135 and 152,654 shares of Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF, respecively.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, in-kind transactions and short-term securities, for the six months ended June 30, 2024:

	PURCHASES	SALES
Alger 35 ETF	$26,153,320	$24,345,754
Alger Mid Cap 40 ETF	27,437,132	29,155,583
Alger Weatherbie Enduring Growth ETF	969,163	1,067,171
Alger Concentrated Equity ETF	1,011,408	823,746
Alger AI Enablers & Adopters ETF	1,659,766	1,479,104
The following summarizes the securities in-kind transactions of each Fund for the six months ended June 30, 2024. Alger 35 ETF realized gains on in-kind transactions of $616,909. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	PURCHASES	SALES
Alger 35 ETF	$1,756,506	$2,059,462
Alger Mid Cap 40 ETF	3,291,930	—
Alger Weatherbie Enduring Growth ETF	—	—
Alger Concentrated Equity ETF	4,386,793	—
Alger AI Enablers & Adopters ETF	6,256,396	—

NOTE 5 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian are included in Bank overdrafts in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(d). For the six months ended June 30, 2024, the Funds had the following borrowings from the Custodian and other funds in the
Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger 35 ETF	$731	7.33%
Alger Mid Cap 40 ETF	—	—
Alger Weatherbie Enduring Growth ETF	—	—
Alger Concentrated Equity ETF	—	—
Alger AI Enablers & Adopters ETF	—	—
The highest amount borrowed by the Funds from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2024 was as follows:

HIGHEST BORROWING
Alger 35 ETF	$131,519
Alger Mid Cap 40 ETF	—
Alger Weatherbie Enduring Growth ETF	—
Alger Concentrated Equity ETF	10,023
Alger AI Enablers & Adopters ETF	—
NOTE 6 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 12,500 or multiples thereof, for each Fund. All orders to purchase Creation Units must be placed by or through authorized participants (“APs”) who have entered into agreements with Alger LLC, a registered broker-dealer. For the Alger 35 ETF, Alger Mid Cap 40 ETF and Alger Weatherbie Enduring Growth ETF, each AP will establish and maintain a confidential brokerage account with an agent (known as an AP Representative), for the benefit of the AP, in order to engage in in-kind creation and redemption activity with the Funds. During the six months ended June 30, 2024, and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold	275,000	$5,200,716	200,000	$3,069,000
Dividends reinvested	—	—	—	—
Shares redeemed	(112,500)	(2,086,875)	(137,500)	(1,969,750)
Net increase	162,500	$3,113,841	62,500	$1,099,250

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap 40 ETF
Shares sold	237,500	$3,785,470	212,500	$2,603,625
Dividends reinvested	—	—	—	—
Redemptions in kind*	—	—	(175,000)	(2,161,250)
Shares redeemed	—	—	(425,000)	(5,290,375)
Net increase (decrease)	237,500	$3,785,470	(387,500)	$(4,848,000)

	FOR THE SIX MONTHS ENDED June 30, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Enduring Growth ETF
Shares sold	—	$—	200,000	$3,821,625
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	200,000	$3,821,625

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE PERIOD April 4, 2024 (COMMENCEMENT OF OPERATIONS) TO June 30, 2024
	SHARES	AMOUNT
Alger Concentrated Equity ETF**
Shares sold	237,500	$4,736,289
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	237,500	$4,736,289

	FOR THE PERIOD April 4, 2024 (COMMENCEMENT OF OPERATIONS) TO June 30, 2024
	SHARES	AMOUNT
Alger AI Enablers & Adopters ETF**
Shares sold	325,000	$6,657,455
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	325,000	$6,657,455
* Certain shareholders of the Fund redeemed shares in-kind.
** Inception date 4/4/2024.
NOTE 7 — Income Tax Information:

During the year ended December 31, 2023, the Alger 35 ETF, the Alger Mid Cap 40 ETF and the Alger Weatherbie Enduring Growth ETF, for federal income tax purpose, had capital loss carryforwards of $3,961,429, $20,499,697 and $110,694, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,192,817	$3,192,817	$—	$—
Consumer Discretionary	2,740,724	2,740,724	—	—
Energy	377,561	377,561	—	—
Healthcare	1,754,808	1,754,808	—	—
Industrials	957,665	957,665	—	—
Information Technology	9,160,075	9,160,075	—	—
Materials	386,036	386,036	—	—
Utilities	395,733	395,733	—	—
TOTAL COMMON STOCKS	$18,965,419	$18,965,419	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	540,804	540,804	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,506,223	$19,506,223	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,013,220	$3,013,220	$—	$—
Consumer Discretionary	3,851,495	3,851,495	—	—
Consumer Staples	592,123	592,123	—	—
Energy	928,481	928,481	—	—
Financials	762,142	762,142	—	—
Healthcare	4,506,505	4,506,505	—	—
Industrials	8,823,081	8,823,081	—	—
Information Technology	9,685,994	9,685,994	—	—
Utilities	1,031,991	1,031,991	—	—
TOTAL COMMON STOCKS	$33,195,032	$33,195,032	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	3,801,547	3,801,547	—	—
TOTAL INVESTMENTS IN SECURITIES	$36,996,579	$36,996,579	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$66,806	$66,806	$—	$—
Consumer Discretionary	156,876	156,876	—	—
Financials	228,119	228,119	—	—
Healthcare	782,449	782,449	—	—
Industrials	2,091,140	2,091,140	—	—
Information Technology	769,182	769,182	—	—
Real Estate	314,187	314,187	—	—
TOTAL COMMON STOCKS	$4,408,759	$4,408,759	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$341,615	$341,615	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$4,750,374	$4,750,374	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$682,727	$682,727	$—	$—
Consumer Discretionary	581,401	581,401	—	—
Energy	51,758	51,758	—	—
Financials	214,889	214,889	—	—
Healthcare	416,270	416,270	—	—
Industrials	477,064	477,064	—	—
Information Technology	2,576,800	2,576,800	—	—
Utilities	73,699	73,699	—	—
TOTAL COMMON STOCKS	$5,074,608	$5,074,608	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	114,716	114,716	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,189,324	$5,189,324	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,142,907	$1,142,907	$—	$—
Consumer Discretionary	965,588	965,588	—	—
Consumer Staples	38,053	38,053	—	—
Financials	257,065	257,065	—	—
Healthcare	308,004	308,004	—	—
Industrials	151,315	151,315	—	—
Information Technology	3,746,388	3,746,388	—	—
Real Estate	61,580	61,580	—	—
Utilities	200,039	200,039	—	—
TOTAL COMMON STOCKS	$6,870,939	$6,870,939	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	74,147	74,147	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	317,825	317,825	—	—
TOTAL INVESTMENTS IN SECURITIES	$7,262,911	$7,262,911	$—	$—
Certain of the Funds' assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2024, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Cash and foreign cash
Alger 35 ETF	$27	$27	$–	$–
Alger Concentrated Equity ETF	–	–	–	–
Alger AI Enablers & Adopters ETF	–	–	–	–
Liabilities
Bank overdraft
Alger Mid Cap 40 ETF	(58)	(58)	–	–
Alger Weatherbie Enduring Growth ETF	(51)	(51)	–	–
NOTE 9 — Principal Risks:

Alger 35 ETF - The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund does not provide daily disclosure of its portfolio holdings, but instead provides a verified intraday indicative value (“VIIV”) calculated and disseminated every second throughout the trading day. The VIIV is based on the current market value of the securities in a Fund’s portfolio that day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price, but there is a risk that market price of the Fund may vary significantly from its NAV. The VIIV Calculation Methodology and a historical daily comparison of the Fund’s VIIV to its NAV is available on www.alger.com. The Fund trading on the basis of a VIIV may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information confidential, market participants may attempt to identify a Fund’s trading strategy, which, if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s shares trade in the secondary market on NYSE Arca, Inc. and therefore may experience associated risks, such as the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation and/or redemption process of the Fund. Any of these factors may cause the Fund’s’ shares to trade at a premium or discount to NAV. Creations and redemptions in the Fund occur through an agent called an “AP Representative” who is not obligated to engage in creations or redemptions. The Fund may have a limited number of AP Representatives and if AP Representatives are not able to proceed with creations and/or redemptions the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting, and investors could experience significant losses as a result.
Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Mid Cap 40 ETF - The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund does not provide daily disclosure of its portfolio holdings, but instead provides a verified intraday indicative value (“VIIV”) calculated and disseminated every second throughout the trading day. The VIIV is based on the current market value of the securities in a Fund’s portfolio that day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price, but there is a risk that market price of the Fund may vary significantly from its NAV. The VIIV Calculation Methodology and a historical daily comparison of the Fund’s VIIV to its NAV is available on www.alger.com. The Fund trading on the basis of a VIIV may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information confidential, market participants may attempt to identify a Fund’s trading strategy, which, if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s shares trade in the secondary market on NYSE Arca, Inc. and therefore may experience associated risks, such as the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation and/or redemption process of the Fund. Any of these factors may cause the Fund’s’ shares to trade at a premium or discount to NAV. Creations and redemptions in the Fund occur through an agent called an “AP Representative” who is not obligated to engage in creations or redemptions. The Fund may have

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

a limited number of AP Representatives and if AP Representatives are not able to proceed with creations and/or redemptions the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting, and investors could experience significant losses as a result.
Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Weatherbie Enduring Growth Fund ETF - The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund does not provide daily disclosure of its portfolio holdings, but instead provides a verified intraday indicative value (“VIIV”) calculated and disseminated every second throughout the trading day. The VIIV is based on the current market value of the securities in a Fund’s portfolio that day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price, but there is a risk that market price of the Fund may vary significantly from its NAV. The VIIV Calculation Methodology and a historical daily comparison of the Fund’s VIIV to its NAV is available on www.alger.com. The Fund trading on the basis of a VIIV may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information confidential, market participants may attempt to identify a Fund’s trading strategy, which, if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

shareholders. The Fund’s shares trade in the secondary market on NYSE Arca, Inc. and therefore may experience associated risks, such as the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation and/or redemption process of the Fund. Any of these factors may cause the Fund’s’ shares to trade at a premium or discount to NAV. Creations and redemptions in the Fund occur through an agent called an “AP Representative” who is not obligated to engage in creations or redemptions. The Fund may have a limited number of AP Representatives and if AP Representatives are not able to proceed with creations and/or redemptions the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting, and investors could experience significant losses as a result.
Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Sub-Adviser's use of an environmental, social, and governance ("ESG") rating agency to implement the investment strategy may result in the selection or exclusion of securities for reasons other than financial performance and the strategy may underperform strategies that do not utilize an ESG rating agency or employ another type of ESG investment strategy. In evaluating a particular issuer’s ESG rating, as well as the account's weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG rating agency and, therefore, is dependent upon information and data from the ESG rating agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund.
Alger Concentrated Equity ETF - Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. Only an authorized participants (“APs”) who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as AP, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. AP concentration risks may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume.
Alger AI Enablers & Adopters ETF - Investing in the stock market involves risks, including the potential loss of principal. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. Only an authorized participants (“APs”) who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as AP, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. AP concentration risks may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume.
NOTE 10 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to June 30, 2024, through the issuance date of the Financial Statements. On August 16, 2024, shareholders of the Funds elected Jean Brownhill, Susan L. Moffet, Jay C. Nadel, and one current trustee, David Rosenberg to the Board. No other events have been identified which require recognition and/or disclosure.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedule of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 5 holdings (Alger 35 ETF, Alger Concentrated Equity ETF and Alger Weatherbie Enduring Growth ETF) or top 10 holdings (Alger AI Enablers & Adopters ETF and Alger Mid Cap 40 ETF) with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

The Bank of New York
240 Greenwich Street
New York, NY 10286
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

ETFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Board Approval of Investment Advisory Agreements
At a meeting held on February 20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger ETF Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), reviewed and approved the investment management agreement between Fred Alger Management, LLC (the “Manager”) and the Trust, on behalf of Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF (each, a "Fund") (the “Management Agreement”), for an initial term through October 31, 2025.
In considering the initial approval of the Management Agreement with respect to each Fund, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees, including in their capacity as members of the boards of trustees of the Alger Family of Funds, including the other series of the Trust. In addition, the Board took into account information that it previously reviewed and considered in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with other funds’ annual contract renewal process, as well as the Manager’s representation that applicable information remained accurate and complete. The Board noted that the terms of the Management Agreement and the services to be provided thereunder are identical to the terms of the existing Management Agreement between the Trust and the Manager.
The Independent Trustees also received advice from, and met separately with, their Independent Trustee counsel in considering whether to initially approve the Management Agreement with respect to the Funds. The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the initial approval of the Management Agreement.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in initially approving the Management Agreement with respect to the Funds, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) short- and long-term investment performance of the funds in the Alger Family of Funds; (iii) the estimated costs of the services to be provided by the Manager and estimated profitability; (iv) the extent to which economies of scale may be realized as the Funds grow; and (v) whether the proposed fee levels reflect these estimated economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In particular, in initially approving the Management Agreement, the Board considered the following factors:

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services proposed to be provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who will perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers; fee and expense information for the Funds; fees and proposed payments to intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters, including related to the Funds’ operation in accordance with the requirements of Rule 6c-11 under the 1940 Act; risk controls; pricing and other services to be provided by the Manager; and the range of management fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services to be rendered by the Manager concerning the management of the Alger Family of Funds affairs, including certain portfolio manager presentations, and the Manager’s role in coordinating and overseeing providers of other services to the Alger Family of Funds. The Board also noted that the Funds are not designed to track the performance of an index, and investment decisions will be the primary responsibility of the Manager.
The Board noted the Manager’s history and expertise in the “growth” style of investment management, as well as the Manager’s consistency in applying its “growth” style investment philosophy and process. The Board noted the length of time the Manager had provided services as an investment adviser to each Fund and also noted an analysis by FUSE Research Network LLC, an independent consulting firm, in connection with the annual contract renewals of other series in the Alger Family of Funds, that the Manager’s successful flagship offerings should sustain growth and maintain the Manager’s presence and brand in the marketplace.
The Board also reviewed and considered the potential benefits to be provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and its commitment to the fund business.
Following consideration of such information, the Trustees determined that they were satisfied with the nature, extent and quality of services proposed to be provided by the Manager to the Funds under the Management Agreement.
Fund Performance
In their capacity as members of the boards of trustees of the Alger Family of Funds, the Board, including the Independent Trustees, received and considered

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

information about the Manager’s investment performance for the other funds in the Alger Family of Funds at the 2023 15(c) meeting as well as information about investment performance that it received at quarterly Board meetings. The Board, however, could not consider the performance history of the Funds because the Funds had not yet commenced operations as of the date of the Meeting.
Comparative Fees and Expenses
The Board reviewed and considered the proposed contractual management fee to be paid by each Fund to the Manager in light of the nature, extent, and quality of services proposed to be provided by the Manager pursuant to the Management Agreement. The Board also reviewed and considered the proposed fee waiver and/or expense reimbursement agreement (“Expense Reimbursement Agreement”) for the Funds, and considered the estimated actual fee rate (after taking such waivers and reimbursements into account) to be paid by the Funds. Additionally, the Board received and considered information comparing each Fund’s proposed contractual management fee and total annual operating expenses after fee waivers and reimbursements with those of funds in the Fund’s Morningstar peer group. The Board concluded that the contractual management fee proposed to be charged to each Fund is reasonable in relation to the services to be rendered by the Manager and is the product of arm’s length negotiations.
Profitability
The Board then noted that the Manager could not report any financial results from its relationship with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s profitability with respect to the Funds. The Board considered management’s representations that the Manager is not expected to be profitable with respect to the Funds until the Funds reach scale. The Board further noted the Manager’s commitment to waive fees and reimburse certain expenses in order to cap certain “other expenses” of each Fund during the term of the proposed Expense Reimbursement Agreement.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of estimated profitability to be realized by the Manager from providing services to the Funds, which is anticipated to be negative until the Funds reach scale, was not excessive in view of the nature, extent and quality of services to be provided to the Funds.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may be able to realize economies of scale, if any, as the Funds grow larger and whether

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

each Fund’s proposed management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board considered the Manager’s view that the overall size of the Manager allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.  Because the Funds had not commenced operations, the Board determined to monitor whether the Manager may share with the Funds any benefits that occur if the Funds experience economies of scale.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the Management Agreement between the Manager and the Trust, on behalf of each Fund, for an initial term through October 31, 2025.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration paid to directors, officers and other is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

[Insert Statement Regarding Basis for Approval of Investment Advisory Contract]

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable to this semi-annual report.
(a)(2)	Not applicable to this semi-annual report.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer

Date:	August 20, 2024

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer

Date:	August 20, 2024